Expenses	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Expenses

Note 7. Expenses

	Consolidated
	2018	2017	2016
	A$’000	A$’000	A$’000

Loss before income tax includes the following specific expenses:

Depreciation
Leasehold improvements	192	52	30
Property, plant and equipment	19	47	42

Total depreciation	211	99	73

Amortisation
Patents and intellectual property	250	570	570
Software	2	5	—
GDC licensing agreement	1,084	745	—

Total amortisation	1,336	1,320	570

Total depreciation and amortisation	1,547	1,419	643

Impairment
Leasehold Improvements	143	—	—

Finance costs
Interest and finance charges paid/payable	—	—	—

Rental expense relating to operating leases
Minimum lease payments	301	335	280

Superannuation expense
Defined contribution superannuation expense	170	288	209

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	2,213	4,078	2,828

Other expenses
Revaluation of contingent consideration	—	765	—